Mining Interest Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 2,124,133	$ 1,950,356
Property, plant and equipment, ending balance	2,035,097	2,124,133
Reconciliation Of Changes In Joint Ventures Accounted For Using Equity Method [Roll Forward]
Investments in joint ventures (accounted for using the equity method) beginning balance	65,830
Investments in joint ventures (accounted for using the equity method) ending balance	72,078	65,830
Reconciliation Of Changes In Property, Plant And Equipment And Joint Ventures Accounted For Using Equity Method [Roll Forward]
Total property, plant and equipment and joint ventures, beginning balance	2,189,963	2,004,080
Total property, plant and equipment and joint ventures, ending balance	2,107,175	2,189,963
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,909,819	2,546,361
Additions	271,521	376,443
Disposals / write-offs / impairments	(69,847)	(15,449)
Reclass	1,633	2,464
Property, plant and equipment, ending balance	3,113,126	2,909,819
Reconciliation Of Changes In Property, Plant And Equipment And Joint Ventures Accounted For Using Equity Method [Roll Forward]
Total property, plant and equipment and joint ventures, beginning balance	2,975,649	2,600,085
Additions	277,769	388,549
Disposals / write-offs / impairments	(69,847)	(15,449)
Total property, plant and equipment and joint ventures, ending balance	3,185,204	2,975,649
Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(785,686)	(596,005)
Depreciation	(295,320)	(200,404)
Disposals / write-offs / impairments	2,977	10,723
Property, plant and equipment, ending balance	(1,078,029)	(785,686)
Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,972,451	856,172
Property, plant and equipment, ending balance	1,881,768	1,972,451
Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,756,584	1,450,837
Additions	243,131	188,195
Disposals / write-offs / impairments	(44,021)	(13,999)
Reclass	2,265	1,131,551
Property, plant and equipment, ending balance	2,957,959	2,756,584
Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(784,133)	(594,665)
Depreciation	(295,035)	(200,191)
Disposals / write-offs / impairments	2,977	10,723
Property, plant and equipment, ending balance	(1,076,191)	(784,133)
Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	150,971	123,962
Property, plant and equipment, ending balance	152,649	150,971
Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	150,971	123,962
Additions	28,136	28,459
Disposals / write-offs / impairments	(25,826)	(1,450)
Reclass	(632)	0
Property, plant and equipment, ending balance	152,649	150,971
Office, furniture and equipment, net
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	711	487
Property, plant and equipment, ending balance	680	711
Office, furniture and equipment, net | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,264	1,827
Additions	254	437
Disposals / write-offs / impairments	0	0
Reclass	0	0
Property, plant and equipment, ending balance	2,518	2,264
Office, furniture and equipment, net | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,553)	(1,340)
Depreciation	(285)	(213)
Disposals / write-offs / impairments	0	0
Property, plant and equipment, ending balance	(1,838)	(1,553)
Fekola | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,059,307	0
Property, plant and equipment, ending balance	1,024,156	1,059,307
Fekola | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,094,784	0
Additions	71,767	26,577
Disposals / write-offs / impairments	(325)	0
Reclass	2,265	1,068,207
Property, plant and equipment, ending balance	1,168,491	1,094,784
Fekola | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(35,477)	0
Depreciation	(108,895)	(35,477)
Disposals / write-offs / impairments	37	0
Property, plant and equipment, ending balance	(144,335)	(35,477)
Fekola | Mine under construction (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	908,855
Property, plant and equipment, ending balance		0
Fekola | Mine under construction (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	908,855
Additions		159,352
Disposals / write-offs / impairments		0
Reclass		(1,068,207)
Property, plant and equipment, ending balance		0
Otjikoto | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	363,916	385,680
Property, plant and equipment, ending balance	336,548	363,916
Otjikoto | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	527,069	481,378
Additions	52,386	46,193
Disposals / write-offs / impairments	(4,328)	(2,966)
Reclass	0	2,464
Property, plant and equipment, ending balance	575,127	527,069
Otjikoto | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(163,153)	(95,698)
Depreciation	(76,608)	(67,680)
Disposals / write-offs / impairments	1,182	225
Property, plant and equipment, ending balance	(238,579)	(163,153)
Masbate | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	431,797	352,233
Property, plant and equipment, ending balance	433,488	431,797
Masbate | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	625,722	517,457
Additions	56,598	56,815
Disposals / write-offs / impairments	(811)	(9,430)
Reclass	0	60,880
Property, plant and equipment, ending balance	681,509	625,722
Masbate | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(193,925)	(165,224)
Depreciation	(54,907)	(37,999)
Disposals / write-offs / impairments	811	9,298
Property, plant and equipment, ending balance	(248,021)	(193,925)
Masbate | Undeveloped mineral interests
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	60,880
Property, plant and equipment, ending balance		0
Masbate | Undeveloped mineral interests | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	60,880
Additions		0
Disposals / write-offs / impairments		0
Reclass		(60,880)
Property, plant and equipment, ending balance		0
Libertad | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	71,813	74,328
Property, plant and equipment, ending balance	19,854	71,813
Libertad | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	335,651	300,816
Additions	31,544	35,190
Disposals / write-offs / impairments	(51,626)	(355)
Reclass	0	0
Property, plant and equipment, ending balance	315,569	335,651
Libertad | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(263,838)	(226,488)
Depreciation	(32,501)	(37,425)
Disposals / write-offs / impairments	624	75
Property, plant and equipment, ending balance	(295,715)	(263,838)
Limon | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	45,618	43,931
Property, plant and equipment, ending balance	67,722	45,618
Limon | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	173,358	151,186
Additions	30,836	23,420
Disposals / write-offs / impairments	13,069	(1,248)
Reclass	0	0
Property, plant and equipment, ending balance	217,263	173,358
Limon | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(127,740)	(107,255)
Depreciation	(22,124)	(21,610)
Disposals / write-offs / impairments	323	1,125
Property, plant and equipment, ending balance	(149,541)	(127,740)
Kiaka | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	69,989	64,907
Property, plant and equipment, ending balance	73,173	69,989
Kiaka | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	69,989	64,907
Additions	2,697	5,082
Disposals / write-offs / impairments	0	0
Reclass	487	0
Property, plant and equipment, ending balance	73,173	69,989
Fekola Regional | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	17,211	9,326
Property, plant and equipment, ending balance	21,903	17,211
Fekola Regional | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	17,211	9,326
Additions	4,692	7,885
Disposals / write-offs / impairments	0	0
Reclass	0	0
Property, plant and equipment, ending balance	21,903	17,211
Toega, Burkina Faso | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	10,603	4,819
Property, plant and equipment, ending balance	19,581	10,603
Toega, Burkina Faso | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	10,603	4,819
Additions	8,978	5,784
Disposals / write-offs / impairments	0	0
Reclass	0	0
Property, plant and equipment, ending balance	19,581	10,603
Mocoa Royalty, Colombia | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	29,041
Property, plant and equipment, ending balance	10,230	29,041
Mocoa Royalty, Colombia | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	29,041
Additions	7
Disposals / write-offs / impairments	18,186
Reclass	(632)
Property, plant and equipment, ending balance	10,230	29,041
Mocoa | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	29,041	29,004
Property, plant and equipment, ending balance		29,041
Mocoa | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	29,041	29,004
Additions		37
Disposals / write-offs / impairments		0
Reclass		0
Property, plant and equipment, ending balance	11,000	29,041
Ondundu | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,246	2,130
Property, plant and equipment, ending balance	8,273	5,246
Ondundu | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,246	2,130
Additions	3,027	3,116
Disposals / write-offs / impairments	0	0
Reclass	0	0
Property, plant and equipment, ending balance	8,273	5,246
Finland | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,991	1,642
Property, plant and equipment, ending balance	5,947	2,991
Finland | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,991	1,642
Additions	2,956	1,349
Disposals / write-offs / impairments	0	0
Reclass	0	0
Property, plant and equipment, ending balance	5,947	2,991
Other | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	15,890	12,134
Property, plant and equipment, ending balance	13,542	15,890
Other | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	15,890	12,134
Additions	5,779	5,206
Disposals / write-offs / impairments	(7,640)	(1,450)
Reclass	(487)	0
Property, plant and equipment, ending balance	13,542	15,890
Gramalote
Reconciliation Of Changes In Joint Ventures Accounted For Using Equity Method [Roll Forward]
Investments in joint ventures (accounted for using the equity method) beginning balance	65,830	53,724
Additions	6,248	12,106
Disposals / write-offs / impairments	0	0
Investments in joint ventures (accounted for using the equity method) ending balance	$ 72,078	$ 65,830